Future Contract Benefits (Tables)	12 Months Ended
Dec. 31, 2022
Summary of Reconciliation of Future Contract Benefits

	As of December 31,
	2022	2021
Traditional Life (1)	$3,509	$4,150
Payout Annuities (1)	2,004	2,512
Group Protection (2)	5,462	5,936
UL and Other (3)	14,818	12,556
Other Operations (4)	9,782	12,746
Other (5)	3,251	3,525
Total future contract benefits	$38,826	$41,425

(1)See “LFPB” below for further information.

(2)See “Liability for Future Claims” below for further information.

(3)See “Additional Liabilities for Other Insurance Benefits” below for further information.

(4)Represents future contract benefits reported in Other Operations primarily attributable to the indemnity reinsurance agreements with Protective ($5.4 billion and $6.9 billion as of December 31, 2022, and December 31, 2021, respectively) and Swiss Re ($2.3 billion and $3.1 billion as of December 31, 2022, and December 31, 2021, respectively) that are excluded from the following tables.

(5)Represents other miscellaneous reserves outside the scope of ASU 2018-12 that are excluded from the following tables.

Summary of Discounted and Undiscounted Expected Future Gross premiums and Expected Future Benefit Payments

	As of December 31, 2022		As of December 31, 2021
	Undiscounted	Discounted	Undiscounted	Discounted
Traditional Life
Expected future gross premiums	$13,945	$9,475	$14,658	$11,624
Expected future benefit payments	13,640	9,572	13,025	11,008
Payout Annuities
Expected future gross premiums	-	-	-	-
Expected future benefit payments	3,472	2,004	3,467	2,512

Summary of Gross Premiums and Interest Accretion

	For the Years Ended
	December 31,
	2022	2021
Traditional Life
Gross premiums	$1,211	$1,103
Interest accretion	134	134
Payout Annuities
Gross premiums	133	95
Interest accretion	84	84

Summary of Weighted-Average Interest Rates

	For the Years Ended
	December 31,
	2022	2021
Traditional Life
Interest accretion rate	5.1%	5.3%
Current discount rate	5.1%	2.3%
Payout Annuities
Interest accretion rate	3.9%	3.8%
Current discount rate	5.3%	2.7%

Group Protection Segment [Member]
Summary of Changes in Present values of Expected Net Premiums and LFPB

	Group Protection
	As of or For the Year Ended
	December 31,
	2022	2021
Balance as of beginning-of-year	$5,936	$5,939
Beginning balance of original discount rate	5,674	5,422
Effect of changes in cash flow assumptions	15	(31)
Effect of actual variances from expected
experience	(117)	(133)
Adjusted beginning-of-year balance	5,572	5,258
New incidence	1,777	1,597
Interest	141	145
Benefit payments	(1,431)	(1,326)
Ending balance at original discount rate	6,059	5,674
Effect of cumulative changes in discount
rate assumptions	(597)	262
Balance as of end-of-year	5,462	5,936
Less: reinsurance recoverables	127	150
Balance as of end-of-year, net of reinsurance	$5,335	$5,786

Weighted-average duration of liability for future
claims (years)	4	5

Summary of Discounted and Undiscounted Expected Future Gross premiums and Expected Future Benefit Payments

	As of December 31, 2022		As of December 31, 2021
	Undiscounted	Discounted	Undiscounted	Discounted
Group Protection
Expected future benefit payments	$7,063	$6,059	$6,663	$5,674

Summary of Gross Premiums and Interest Accretion

	For the Years Ended
	December 31,
	2022	2021
Group Protection
Gross premiums	$3,393	$3,145
Interest accretion	141	145

Summary of Weighted-Average Interest Rates

	For the Years Ended
	December 31,
	2022	2021
Group Protection
Interest accretion rate	2.8%	3.0%
Current discount rate	5.1%	2.2%

Ul and Other [Member]
Summary of Changes in Present values of Expected Net Premiums and LFPB

	UL and Other
	As of or For the Year Ended
	December 31,
	2022	2021
Balance as of beginning-of-year	$12,556	$12,308
Balance as of beginning-of-year, excluding
shadow balance in AOCI	11,443	10,375
Effect of changes in cash flow assumptions	3,108	(115)
Effect of actual variances from expected
experience	195	107
Adjusted beginning-of-year balance	14,746	10,367
Issuances	7	2
Interest accrual	626	498
Net assessments collected	972	956
Benefit payments	(628)	(380)
Balance as of end-of-year, excluding
shadow balance in AOCI	15,723	11,443
Balance as of end-of-year	14,818	12,556
Less: reinsurance recoverables	856	368
Balance as of end-of-year, net of reinsurance	$13,962	$12,188

Weighted-average duration of additional liabilities
for other insurance benefits (years)	17	18

Summary of Gross Premiums and Interest Accretion

	For the Years Ended
	December 31,
	2022	2021
UL and Other
Gross assessments	$2,818	$3,150
Interest accretion	626	498

Summary of Weighted-Average Interest Rates

	For the Years Ended
	December 31,
	2022	2021
UL and Other
Interest accretion rate	5.0%	5.0%

Traditional Life And Payout Annuities [Member]
Summary of Changes in Present values of Expected Net Premiums and LFPB

	As of or For the Year Ended		As of or For the Year Ended
	December 31, 2022		December 31, 2021
	Traditional	Payout	Traditional	Payout
	Life	Annuities	Life	Annuities
Present Value of Expected Net Premiums
Balance as of beginning-of-year	$6,858	$-	$6,086	$-
Beginning balance of original discount rate	5,975	-	4,849	-
Effect of changes in cash flow assumptions	(484)	-	(89)	-
Effect of actual variances from expected
experience	50	-	277	-
Adjusted balance as of beginning-of-year	5,541	-	5,037	-
Issuances	1,656	-	1,379	-
Interest accrual	222	-	228	-
Net premiums collected	(765)	-	(647)	-
Flooring impact of LFPB	(9)	-	(22)	-
Ending balance at original discount rate	6,645	-	5,975	-
Effect of cumulative changes in discount
rate assumptions	(582)	-	883	-
Balance as of end-of-year	$6,063	$-	$6,858	$-

Present Value of Expected LFPB
Balance as of beginning-of-year	$11,008	$2,512	$10,512	$2,668
Beginning balance of original discount rate (1)	9,447	2,246	8,332	2,253
Effect of changes in cash flow assumptions	(415)	-	(95)	-
Effect of actual variances from expected
experience	69	3	295	(3)
Adjusted balance as of beginning-of-year	9,101	2,249	8,532	2,250
Issuances	1,655	122	1,379	96
Interest accrual	356	84	362	84
Benefit payments	(755)	(188)	(826)	(184)
Ending balance at original discount rate (1)	10,357	2,267	9,447	2,246
Effect of cumulative changes in discount
rate assumptions	(785)	(263)	1,561	266
Balance as of end-of-year	$9,572	$2,004	$11,008	$2,512

Net balance as of end-of-year	$3,509	$2,004	$4,150	$2,512
Less: reinsurance recoverables	532	3	688	3
Net balance as of end-of-year, net of reinsurance	$2,977	$2,001	$3,462	$2,509

Weighted-average duration of future policyholder
benefit liability (years)	10	9	11	11